UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21609

Western Asset Variable Rate Strategic Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, N.Y. 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

FORM N-Q

DECEMBER 31, 2014

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 36.8%
Adjustable Rate Mortgage Trust, 2005-11 5A1	0.440%	2/25/36	198,421	$165,293	(a)
Banc of America Funding Corp., 2003-1 A1	6.000%	5/20/33	92,284	96,919
Banc of America Funding Corp., 2004-B 6A1	3.728%	12/20/34	448,346	325,192	(a)
Banc of America Funding Corp., 2005-E 8A1	2.093%	6/20/35	478,439	317,189	(a)
Bayview Commercial Asset Trust, 2006-1A B2	1.870%	4/25/36	663,558	479,830	(a)(b)
Bear Stearns Alt-A Trust, 2004-03 A1	0.810%	4/25/34	508,039	496,828	(a)
Bear Stearns Alt-A Trust, 2004-10 1A3	1.170%	9/25/34	67,059	67,095	(a)
Bear Stearns ARM Trust, 2004-08 11A1	2.660%	11/25/34	334,961	336,978	(a)
Bear Stearns Asset-Backed Securities Trust, 2005-AC3 1A1	0.670%	7/25/35	588,336	527,638	(a)
Commercial Mortgage Trust, 2014-BBG A	0.961%	3/15/29	260,000	259,146	(a)(b)
Connecticut Avenue Securities, 2013-C01 M2	5.420%	10/25/23	300,000	325,197	(a)
Countrywide Alternative Loan Trust, 2004-36CB 2A1	5.500%	2/25/35	468,446	462,775
Countrywide Alternative Loan Trust, 2004-6CB A	0.460%	5/25/34	574,451	560,048	(a)
Countrywide Alternative Loan Trust, 2005-24 4A1	0.396%	7/20/35	1,021,167	896,653	(a)
Countrywide Alternative Loan Trust, 2007-23CB A7	0.570%	9/25/37	764,090	512,287	(a)
Countrywide Alternative Loan Trust, 2008-2R 3A1	6.000%	8/25/37	657,812	526,054
Countrywide Home Loan, Mortgage Pass-Through Trust, 2004-29 2A1	0.500%	2/25/35	55,113	50,306	(a)
Countrywide Home Loans, 2004-20 2A1	2.484%	9/25/34	542,022	412,369	(a)
Countrywide Home Loans, 2004-R1 2A	6.500%	11/25/34	81,833	86,212	(b)
Countrywide Home Loans, 2005-HYB9 3A1A	2.313%	2/20/36	621,611	574,571	(a)
Countrywide Home Loans, 2005-R2 2A1	7.000%	6/25/35	198,208	200,842	(b)
Countrywide Home Loans, 2005-R3 AF	0.570%	9/25/35	334,281	302,937	(a)(b)
Countrywide Home Loans, 2006-R2 AF1	0.590%	7/25/36	169,862	155,914	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.530%	3/25/35	280,728	252,608	(a)(b)
Deutsche Mortgage Securities Inc., 2004-4 3AR1	2.718%	6/25/34	279,681	264,586	(a)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR5 2A1A	0.494%	9/19/45	625,212	459,817	(a)
Downey Savings & Loan Association Mortgage Loan Trust, 2006-AR1 1A1A	1.033%	3/19/46	288,230	222,537	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 2638 DI, IO, PAC	5.000%	5/15/23	333,444	16,752
Federal National Mortgage Association (FNMA), 2013-25 BI, IO	3.000%	3/25/33	13,953,324	1,801,575
Federal National Mortgage Association (FNMA), 2013-62 AI, IO	3.000%	6/25/33	8,465,301	1,377,673
Federal National Mortgage Association (FNMA), STRIPS, 347 2, IO	5.000%	1/25/34	1,581,623	277,352
Federal National Mortgage Association (FNMA), STRIPS, IO, 339 30	5.500%	8/25/18	467,562	31,104	(a)
Government National Mortgage Association (GNMA), 2010-H03 FA	0.706%	3/20/60	160,040	159,959	(a)(c)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.156%	5/20/60	138,949	141,587	(a)(c)
Government National Mortgage Association (GNMA), 2010-H11 FA	1.156%	6/20/60	738,412	751,404	(a)(c)
Government National Mortgage Association (GNMA), 2011-H01 AF	0.606%	11/20/60	1,353,090	1,347,753	(a)(c)
Government National Mortgage Association (GNMA), 2011-H03 FA	0.656%	1/20/61	155,469	155,212	(a)(c)
Government National Mortgage Association (GNMA), 2011-H05 FA	0.656%	12/20/60	305,526	305,043	(a)(c)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.656%	12/20/60	284,054	283,330	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.606%	2/20/61	680,002	$677,396	(a)(c)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.656%	2/20/61	453,288	452,068	(a)(c)
Government National Mortgage Association (GNMA), 2011-H08 FD	0.656%	2/20/61	460,672	459,931	(a)(c)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.656%	3/20/61	815,575	814,135	(a)(c)
Government National Mortgage Association (GNMA), 2011-H11 FB	0.656%	4/20/61	164,023	163,723	(a)(c)
Government National Mortgage Association (GNMA), 2012-H18 NA	0.676%	8/20/62	740,178	740,434	(a)(c)
Government National Mortgage Association (GNMA), 2012-H23 SA	0.682%	10/20/62	604,314	604,193	(a)(c)(d)
Government National Mortgage Association (GNMA), 2012-H23 WA	0.676%	10/20/62	803,333	801,357	(a)(c)
Government National Mortgage Association (GNMA), 2013-082 IT, IO, PAC	3.500%	5/20/43	2,811,934	538,495
Granite Mortgages PLC, 2003-2 1A3	0.731%	7/20/43	24,307	24,205	(a)(e)
Granite Mortgages PLC, 2004-1 2A1	0.567%	3/20/44	43,096	42,937	(a)
Granite Mortgages PLC, 2004-3 2A1	0.527%	9/20/44	15,001	14,940	(a)
GSMPS Mortgage Loan Trust, 2005-LT1 A1	0.630%	2/25/35	108,158	101,636	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.520%	3/25/35	722,769	637,221	(a)(b)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1	0.570%	4/25/36	358,257	304,694	(a)(b)
GSMSC Resecuritization Trust, 2014	0.295%	4/26/37	1,230,000	1,030,125	(a)(b)(d)
HarborView Mortgage Loan Trust, 2004-10 4A	2.556%	1/19/35	274,998	275,195	(a)
HarborView Mortgage Loan Trust, 2005-14 3A1A	2.649%	12/19/35	156,035	138,820	(a)
IMPAC Secured Assets Corp., 2005-2 A1	0.490%	3/25/36	1,665,970	1,220,165	(a)
Indymac Index Mortgage Loan Trust, 2004-AR07 A2	1.030%	9/25/34	220,225	199,288	(a)
Indymac Index Mortgage Loan Trust, 2004-AR08 2A2A	0.970%	11/25/34	61,286	56,395	(a)
Indymac Index Mortgage Loan Trust, 2004-AR12 A1	0.950%	12/25/34	253,135	215,025	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	2.667%	10/25/35	414,251	360,047	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	1,210,000	1,031,828
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	690,000	689,932	(a)
JPMorgan Mortgage Trust, 2005-A3 3A4	2.253%	6/25/35	318,745	319,652	(a)
Luminent Mortgage Trust, 2006-2 A1A	0.370%	2/25/46	748,535	569,602	(a)
MASTR ARM Trust, 2003-6 2A1	2.165%	12/25/33	95,568	96,184	(a)
MASTR Asset Securitization Trust, 2003-11 6A16	5.250%	12/25/33	117,640	121,006
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.520%	5/25/35	1,090,151	907,407	(a)(b)
MASTR Reperforming Loan Trust, 2006-2 1A1	4.765%	5/25/36	396,586	376,652	(a)(b)
MASTR Reperforming Loan Trust, 2006-2 2A1	2.991%	5/25/36	153,120	135,875	(a)(b)
Morgan Stanley Capital I Trust, 2007-HQ11 AJ	5.508%	2/12/44	660,000	683,604	(a)
Morgan Stanley Mortgage Loan Trust, 2006-3AR 1A3	0.430%	3/25/36	273,050	210,406	(a)
Morgan Stanley Mortgage Loan Trust, 2006-6AR 2A	2.664%	5/25/36	790,614	635,962	(a)
Mortgage IT Trust, 2005-3 A1	0.470%	8/25/35	521,605	500,304	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	574,691	579,775	(b)
Residential Accredit Loans Inc., 2004-QA2 A2	0.610%	6/25/34	375,859	371,395	(a)
Residential Accredit Loans Inc., 2005-QO4 2A1	0.450%	12/25/45	357,973	261,891	(a)
Residential Asset Mortgage Products Inc., 2003-SL1 M1	7.356%	4/25/31	624,320	559,825	(a)
Sequoia Mortgage Trust, 2004-12 A2	0.634%	1/20/35	891,835	825,058	(a)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Structured Agency Credit Risk Debt Notes, 2013-DN1 M2	7.320%	7/25/23	420,000	$504,391	(a)
Structured ARM Loan Trust, 2004-09XS A	0.540%	7/25/34	582,123	562,214	(a)
Structured ARM Loan Trust, 2004-20 1A1	2.469%	1/25/35	203,480	189,244	(a)
Structured Asset Mortgage Investments Inc., 2004-AR3 1A1	0.764%	7/19/34	427,794	413,297	(a)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	0.400%	2/25/36	765,258	616,427	(a)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.380%	4/25/36	324,984	241,330	(a)
Structured Asset Securities Corp., 1998-02 M1	1.270%	2/25/28	22,777	23,535	(a)
Structured Asset Securities Corp., 1998-03 M1	1.170%	3/25/28	58,938	57,652	(a)
Structured Asset Securities Corp., 1998-08 M1	1.110%	8/25/28	133,829	132,609	(a)
Structured Asset Securities Corp., 2005-RF1 A	0.520%	3/25/35	208,897	176,836	(a)(b)
Structured Asset Securities Corp., 2005-RF2 A	0.520%	4/25/35	228,640	189,742	(a)(b)
Structured Asset Securities Corp., 2005-RF3 2A	3.385%	6/25/35	3,221,411	2,905,861	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2005-AR13 A1C3	0.660%	10/25/45	258,006	217,650	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2003-AR8	0.530%	10/25/45	604,973	542,544	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2004-AR11	2.426%	10/25/34	195,764	195,331	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2004-AR12 A2A	0.578%	10/25/44	163,393	158,482	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-10 4CB3	0.770%	12/25/35	689,643	548,249	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-4 CB9	0.570%	6/25/35	819,780	628,517	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR01 A2A3	0.570%	1/25/45	131,217	125,902	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR08 2AB3	0.530%	7/25/45	964,604	892,568	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR02 A1A	1.053%	4/25/46	246,256	196,124	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR11 1A	1.073%	9/25/46	407,120	350,792	(a)
Wells Fargo Mortgage Backed Securities Trust, 2004-DD 1A1	2.615%	1/25/35	462,058	462,780	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $44,412,480)				45,067,425

ASSET-BACKED SECURITIES - 29.4%
ABFS Mortgage Loan Trust, 2002-3 M1	5.902%	9/15/33	734,982	593,214
Academic Loan Funding Trust, 2013-1A A	0.969%	12/26/44	512,812	512,067	(a)(b)
Access Financial Manufactured Housing Contract Trust, 1995-1 B1	7.650%	5/15/21	248,851	195,538
Access Group Inc., 2005-B A2	0.464%	7/25/22	110,783	110,225	(a)
ALM Loan Funding, 2013-10A B	2.831%	1/15/25	250,000	237,332	(a)(b)
Ameriquest Mortgage Securities Inc., 2002-AR1 M1	1.226%	9/25/32	160,823	147,571	(a)
Ameriquest Mortgage Securities Inc., 2005-R1 M1	0.620%	3/25/35	405,070	405,217	(a)
Apidos CDO, 2013-16A B	3.031%	1/19/25	400,000	383,750	(a)(b)
Argent Securities Inc., 2003-W3 M1	1.280%	9/25/33	38,317	37,416	(a)
Argent Securities Inc., 2003-W8 M1	1.205%	12/25/33	514,123	500,374	(a)
Bear Stearns Asset-Backed Securities Trust, 2001-3 A1	1.070%	10/27/32	32,608	31,394	(a)
Bear Stearns Asset-Backed Securities Trust, 2007-SD1 1A2A	6.000%	10/25/36	720,828	590,673
Carlyle Global Market Strategies, 2013-4A C	3.031%	10/15/25	250,000	242,284	(a)(b)
Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-1 1A7	3.985%	11/25/33	367,398	378,122

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Citibank Credit Card Issuance Trust, 2014-A3 A3	0.358%	5/9/18	760,000	$760,218	(a)
Citigroup Mortgage Loan Trust Inc., 2005-OPT1 M1	0.800%	2/25/35	244,419	236,520	(a)
Citigroup Mortgage Loan Trust Inc., 2005-OPT4 M2	0.600%	7/25/35	483,911	480,707	(a)
Countrywide Asset-Backed Certificates, 2003-5 AF5	5.616%	2/25/34	631,145	671,404
Countrywide Asset-Backed Certificates, 2004-6 1A1	0.710%	12/25/34	1,096,850	1,045,711	(a)
Countrywide Asset-Backed Certificates, 2004-BC1 M1	0.920%	2/25/34	117,525	112,953	(a)
Countrywide Asset-Backed Certificates, 2007-13 2A1	1.070%	10/25/47	1,042,076	919,131	(a)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.305%	11/15/36	688,392	605,785	(a)
Credit-Based Asset Servicing and Securitization LLC, 2007-SP1 A4	6.020%	12/25/37	594,721	626,277	(b)
Dryden Senior Loan Fund, 2014-31A C	3.081%	4/18/26	500,000	485,188	(a)(b)
EMC Mortgage Loan Trust, 2004-C A1	0.720%	3/25/31	59,547	58,720	(a)(b)
First Franklin Mortgage Loan Asset-Backed Certificates, 2005-FFH4 2A4	0.505%	12/25/35	76,935	77,078	(a)
Flatiron CLO Ltd., 2013-1A B	2.978%	1/17/26	500,000	480,057	(a)(b)
Greenpoint Home Equity Loan Trust, 2004-4 A	0.721%	8/15/30	224,809	210,365	(a)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	186,006	187,810
GSAA Trust, 2006-5 2A3	0.440%	3/25/36	1,265,898	879,369	(a)
GSAMP Trust, 2004-OPT B1	2.555%	11/25/34	67,022	43,216	(a)
GSAMP Trust, 2004-SEA2 M2	1.420%	3/25/34	1,000,000	912,621	(a)
GSRPM Mortgage Loan Trust, 2007-1 A	0.570%	10/25/46	104,580	87,673	(a)(b)
Hertz Vehicle Financing LLC, 2013-1A A1	1.120%	8/25/17	580,000	578,882	(b)
Home Equity Mortgage Trust, 2006-2 2A1	0.330%	7/25/36	422,968	191,170	(a)
Indymac Seconds Asset Backed Trust, 2006-A A	0.430%	6/25/36	2,376,303	564,660	(a)
IXIS Real Estate Capital Trust, 2005-HE4 A3	0.510%	2/25/36	67,472	66,486	(a)
Lehman XS Trust, (Structured Asset Securities Corp.), 2005-1 2A2	1.655%	7/25/35	760,428	736,180	(a)
Lehman XS Trust, 2005-5N 3A1A	0.470%	11/25/35	281,374	250,896	(a)
Lehman XS Trust, 2006-8 2A4A	0.415%	6/25/36	1,909,219	1,141,688	(a)
Long Beach Mortgage Loan Trust, 2001-3 M1	0.995%	9/25/31	196,799	180,066	(a)
Long Beach Mortgage Loan Trust, 2002-1 2M1	1.295%	5/25/32	206,745	199,777	(a)
Madison Park Funding Ltd., 2013-11A C	2.981%	10/23/25	250,000	239,331	(a)(b)
MASTR Asset-Backed Securities Trust, 2005-AB1 A5A	5.712%	11/25/35	720,000	450,793
MASTR Specialized Loan Trust, 2007-1 A	0.540%	1/25/37	432,846	280,128	(a)(b)
Morgan Stanley Capital Inc., 2003-NC9 M	1.295%	9/25/33	773,182	752,390	(a)
Morgan Stanley Capital Inc., 2004-HE8 A7	1.230%	9/25/34	74,135	70,026	(a)
Morgan Stanley Capital Inc., 2004-HES M2	2.045%	6/25/34	1,206,137	1,070,285	(a)
National Collegiate Student Loan Trust, 2006-1 A3	0.360%	5/25/26	309,541	307,856	(a)
Neuberger Berman CLO Ltd., 2013-15A C	3.081%	10/15/25	400,000	384,315	(a)(b)
New Century Home Equity Loan Trust, 2004-3 M1	1.100%	11/25/34	638,898	594,830	(a)
Nissan Master Owner Trust Receivables, 2013-A A	0.461%	2/15/18	565,000	564,501	(a)
Novastar Home Equity Loan, 2004-1 M3	0.995%	6/25/34	690,000	658,748	(a)
Novastar Home Equity Loan, 2004-4 M3	1.250%	3/25/35	403,552	404,769	(a)
Option One Mortgage Loan Trust, 2005-1 A4	0.970%	2/25/35	116,005	114,109	(a)
Origen Manufactured Housing, 2007-A A2	2.497%	4/15/37	601,529	537,303	(a)
Palmer Square CLO Ltd., 2013-2A B	3.278%	10/17/25	250,000	243,722	(a)(b)
Park Place Securities Inc., 2004-WHQ2 M2	1.115%	2/25/35	415,367	415,761	(a)
Park Place Securities Inc., 2005-WHQ2 M2	0.630%	5/25/35	1,110,000	1,042,801	(a)
Pennsylvania Higher Education Assistance Agency, 2013-3A A	0.920%	11/25/42	469,363	472,017	(a)(b)
People’s Choice Home Loan Securities Trust, 2004-2 M1	1.070%	10/25/34	170,104	167,943	(a)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ASSET-BACKED SECURITIES - (continued)
RAAC Series, 2006-RP2 A	0.420%	2/25/37	357,143		$353,881	(a)(b)
RAAC Series, 2006-RP3 A	0.440%	5/25/36	690,047		618,284	(a)(b)
RAAC Series, 2007-RP3 M1	0.970%	10/25/46	1,200,000		519,279	(a)(b)
Renaissance Home Equity Loan Trust, 2003-1 A	1.030%	6/25/33	681,955		648,493	(a)
Renaissance Home Equity Loan Trust, 2003-2 A	1.035%	8/25/33	99,417		94,094	(a)
Renaissance Net Interest Margin Trust, 2007-2 N	8.353%	6/25/37	128,633		1	(b)(f)(g)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.280%	8/25/33	38,189		34,109	(a)
Residential Asset Mortgage Products Inc., 2003-RZ4 A7	4.790%	6/25/33	34,341		35,299
Residential Asset Mortgage Products Inc., 2004-RZ3 MII2	1.820%	9/25/34	259,895		244,560	(a)
Residential Funding Mortgage Securities Trust, 2006-HSA3 A	0.300%	5/25/36	1,046,820		929,610	(a)
SACO I Trust, 2006-3 A3	0.630%	4/25/36	271,568		420,625	(a)
SACO I Trust, 2006-4 A1	0.510%	3/25/36	283,807		385,278	(a)
Security National Mortgage Loan Trust, 2007-1A 2A	0.520%	4/25/37	1,697,854		1,506,462	(a)(b)
Shackleton CLO Ltd., 2013-4A B1	2.230%	1/13/25	300,000		291,503	(a)(b)
SLM Student Loan Trust, 2003-01 A5C	0.991%	12/15/32	377,150		376,216	(a)(b)
SLM Student Loan Trust, 2003-04 A5A	0.991%	3/15/33	158,026		157,809	(a)(b)
SLM Student Loan Trust, 2003-04 A5E	0.991%	3/15/33	419,538		418,963	(a)(b)
SLM Student Loan Trust, 2004-3 A5	0.404%	7/25/23	115,195		114,746	(a)
SLM Student Loan Trust, 2012-E A1	0.905%	10/16/23	204,534		205,169	(a)(b)
SMB Private Education Loan Trust, 2014-A A1	0.661%	9/15/21	177,635		177,843	(a)(b)
Soundview Home Equity Loan Trust, 2005-3 M2	0.950%	6/25/35	67,525		67,277	(a)
Structured Asset Investment Loan Trust, 2004-9 M4	2.120%	10/25/34	117,619		71,222	(a)
Structured Asset Securities Corp., 2003-AL1 A	3.357%	4/25/31	82,820		81,666	(b)
Structured Asset Securities Corp., 2004-6XS A5B	5.550%	3/25/34	389,252		406,981
Structured Asset Securities Corp., 2005-4XS 2A1A	1.906%	3/25/35	424,578		424,228	(a)
Structured Asset Securities Corp., 2005-SC1 1A1	0.440%	5/25/31	568,858		332,861	(a)(b)
Structured Asset Securities Corp., 2005-WF1 A3	0.830%	2/25/35	155,938		155,547	(a)
Structured Asset Securities Corp., 2006-GEL1 A2	0.520%	11/25/35	124,890		123,675	(a)(b)
Structured Asset Securities Corp., 2007-BC3 2A3	0.350%	5/25/47	290,000		188,798	(a)
Venture CDO Ltd., 2014-16A A3L	2.981%	4/15/26	500,000		485,000	(a)(b)
Whitehorse Ltd., 2013-1A A3L	3.233%	11/24/25	200,000		194,465	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $34,751,927)					35,991,357

CONVERTIBLE BONDS & NOTES - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Axtel SAB de CV, Senior Secured Notes, Step Bond (Cost - $30,500)	8.000%	1/31/20	214,800	MXN	20,383	(b)

CORPORATE BONDS & NOTES - 32.1%
CONSUMER DISCRETIONARY - 3.8%
Automobiles - 2.2%
Ford Motor Credit Co., LLC, Senior Notes	2.750%	5/15/15	590,000		594,001	(c)
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	250,000		289,849
General Motors Co., Senior Notes	3.500%	10/2/18	400,000		410,000
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	400,000		418,000

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	1,000,000	$1,022,390

Total Automobiles				2,734,240

Diversified Consumer Services - 0.0%
Service Corp. International, Senior Notes	7.625%	10/1/18	30,000	33,612

Hotels, Restaurants & Leisure - 0.4%
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	209,000	207,955	(b)
MGM Resorts International, Senior Notes	7.625%	1/15/17	230,000	248,400

Total Hotels, Restaurants & Leisure				456,355

Media - 1.2%
Comcast Corp., Senior Notes	6.500%	1/15/17	400,000	441,895	(c)
DISH DBS Corp., Senior Notes	6.750%	6/1/21	400,000	431,000
DISH DBS Corp., Senior Notes	5.875%	11/15/24	190,000	191,425	(b)
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	400,000	428,656

Total Media				1,492,976

TOTAL CONSUMER DISCRETIONARY				4,717,183

CONSUMER STAPLES - 1.9%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.125%	1/15/15	90,000	90,085
Suntory Holdings Ltd., Notes	1.650%	9/29/17	770,000	768,183	(b)

Total Beverages				858,268

Food & Staples Retailing - 0.6%
Sysco Corp., Senior Notes	1.450%	10/2/17	450,000	449,806
Wal-Mart Stores Inc., Senior Notes	2.800%	4/15/16	300,000	307,954

Total Food & Staples Retailing				757,760

Food Products - 0.2%
Kraft Foods Group Inc., Senior Notes	5.375%	2/10/20	104,000	118,164
Mondelez International Inc., Senior Notes	5.375%	2/10/20	96,000	108,872

Total Food Products				227,036

Tobacco - 0.4%
Altria Group Inc., Senior Notes	9.250%	8/6/19	350,000	450,272

TOTAL CONSUMER STAPLES				2,293,336

ENERGY - 6.1%
Energy Equipment & Services - 0.2%
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	350,000	220,500
Parker Drilling Co., Senior Notes	6.750%	7/15/22	60,000	45,600

Total Energy Equipment & Services				266,100

Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	380,000	422,749
BP Capital Markets PLC, Senior Notes	3.125%	10/1/15	530,000	539,603	(c)
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	285,000	313,500
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	150,000	158,250
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	160,000	166,600
Continental Resources Inc., Senior Notes	5.000%	9/15/22	500,000	484,375
Ecopetrol SA, Senior Notes	4.250%	9/18/18	240,000	250,200
Enterprise Products Operating LLC, Junior Subordinated Notes	8.375%	8/1/66	80,000	85,932	(a)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	120,000	131,715	(a)
Kodiak Oil & Gas Corp., Senior Notes	8.125%	12/1/19	400,000	409,000
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	210,000	199,624	(e)
LUKOIL International Finance BV, Senior Notes	7.250%	11/5/19	240,000	228,229	(e)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.250%	6/15/22	500,000	520,000

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	3.123%	3/17/20	190,000	$172,045	(a)
Petrobras International Finance Co., Senior Notes	3.875%	1/27/16	250,000	245,950
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	780,000	755,204
Petroleos Mexicanos, Senior Notes	3.125%	1/23/19	120,000	120,600
Range Resources Corp., Senior Subordinated Notes	6.750%	8/1/20	550,000	574,750
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	200,000	185,352	(e)
Shell International Finance BV, Senior Notes	3.100%	6/28/15	280,000	283,580
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	1.149%	4/10/19	650,000	651,214	(a)(b)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	229,000	267,891

Total Oil, Gas & Consumable Fuels				7,166,363

TOTAL ENERGY				7,432,463

FINANCIALS - 13.7%
Banks - 8.6%
Bank of America Corp., Junior Subordinated	6.250%	9/5/24	650,000	645,734	(a)(h)
Bank of America Corp., Senior Notes	3.750%	7/12/16	600,000	621,685	(c)
Bank of America Corp., Senior Notes	1.317%	3/22/18	660,000	665,345	(a)
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	200,000	213,208
BBVA US Senior SAU, Senior Notes	4.664%	10/9/15	200,000	205,391
Citigroup Inc., Senior Notes	6.125%	11/21/17	800,000	892,661	(c)
Commonwealth Bank of Australia, Senior Notes	1.950%	3/16/15	370,000	371,142
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Junior Subordinated Notes	11.000%	6/30/19	260,000	335,270	(a)(b)(h)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Senior Notes	3.375%	1/19/17	190,000	198,303
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	620,000	717,650	(a)(b)(h)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	140,000	141,912	(b)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	1,320,000	1,246,740	(a)(h)
M&T Bank Corp., Junior Subordinated Stock	6.450%	2/15/24	1,190,000	1,268,837	(a)(h)
PNC Financial Services Group Inc., Junior Subordinated	4.850%	6/1/23	990,000	936,870	(a)(h)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	2/23/15	1,420,000	1,378,110	(a)(h)
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	250,000	259,416
Wells Fargo & Co., Senior Notes	2.100%	5/8/17	460,000	468,064	(c)

Total Banks				10,566,338

Capital Markets - 1.9%
Bank of New York Mellon Corp., Junior Subordinated Notes	4.500%	6/20/23	1,340,000	1,238,662	(a)(h)
Goldman Sachs Capital III, Preferred Securities	4.000%	2/23/15	950,000	714,875	(a)(h)
Goldman Sachs Group Inc., Senior Notes	6.250%	9/1/17	300,000	334,002

Total Capital Markets				2,287,539

Consumer Finance - 1.1%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	225,000	266,063
American Express Co., Senior Notes	2.650%	12/2/22	517,000	507,602
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	500,000	593,980

Total Consumer Finance				1,367,645

Diversified Financial Services - 1.9%
General Electric Capital Corp., Junior Subordinated Bonds	5.250%	6/15/23	1,200,000	1,204,124	(a)(h)
General Electric Capital Corp., Senior Notes	2.950%	5/9/16	550,000	566,236	(c)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	490,000	$543,900

Total Diversified Financial Services				2,314,260

Thrifts & Mortgage Finance - 0.2%
Santander Holdings USA Inc., Senior Notes	4.625%	4/19/16	240,000	250,087

TOTAL FINANCIALS				16,785,869

INDUSTRIALS - 1.0%
Airlines - 0.1%
Air 2 US, Notes	8.027%	10/1/19	42,966	45,973	(b)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	47,924	55,353

Total Airlines				101,326

Commercial Services & Supplies - 0.2%
Waste Management Inc., Senior Notes	2.600%	9/1/16	300,000	307,017

Construction & Engineering - 0.6%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	200,000	205,250	(b)
Odebrecht Finance Ltd., Senior Notes	4.375%	4/25/25	700,000	602,000	(b)

Total Construction & Engineering				807,250

Industrial Conglomerates - 0.1%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	80,000	83,765

TOTAL INDUSTRIALS				1,299,358

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment, Instruments & Components - 0.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	260,000	263,900

IT Services - 0.1%
First Data Corp., Senior Secured Notes	6.750%	11/1/20	65,000	69,550	(b)

TOTAL INFORMATION TECHNOLOGY				333,450

MATERIALS - 2.1%
Chemicals - 0.1%
Jac Holding Corp., Senior Secured Notes	11.500%	10/1/19	150,000	153,750	(b)

Construction Materials - 0.6%
Cemex SAB de CV, Senior Secured Notes	4.981%	10/15/18	650,000	670,085	(a)(b)

Containers & Packaging - 0.2%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	7.125%	4/15/19	250,000	259,063

Metals & Mining - 1.2%
ArcelorMittal, Senior Notes	4.250%	8/5/15	50,000	50,813
Cliffs Natural Resources Inc., Senior Notes	4.875%	4/1/21	90,000	48,825
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	500,000	509,599	(c)
Steel Dynamics Inc., Senior Notes	7.625%	3/15/20	370,000	387,575
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	150,000	149,625
Vale Overseas Ltd., Notes	6.250%	1/23/17	338,000	360,862

Total Metals & Mining				1,507,299

TOTAL MATERIALS				2,590,197

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.7%
Axtel SAB de CV, Senior Secured Notes, Step Bond	8.000%	1/31/20	188,000	182,595	(b)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	45,000	42,637
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	140,000	147,883

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Telecom Italia Capital, Senior Notes	5.250%	10/1/15	320,000	$327,600
Telefonica Emisiones SAU, Senior Notes	3.992%	2/16/16	230,000	236,618
Verizon Communications Inc., Senior Notes	1.993%	9/14/18	760,000	791,300	(a)(c)
Verizon Communications Inc., Senior Notes	4.600%	4/1/21	300,000	326,056

Total Diversified Telecommunication Services				2,054,689

Wireless Telecommunication Services - 0.9%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	650,000	575,250
Sprint Corp., Senior Notes	7.875%	9/15/23	620,000	615,164

Total Wireless Telecommunication Services				1,190,414

TOTAL TELECOMMUNICATION SERVICES				3,245,103

UTILITIES - 0.6%
Electric Utilities - 0.3%
Edison International, Senior Notes	3.750%	9/15/17	300,000	316,833

Multi-Utilities - 0.3%
Dominion Resources Inc., Senior Notes	1.950%	8/15/16	400,000	404,457

TOTAL UTILITIES				721,290

TOTAL CORPORATE BONDS & NOTES (Cost - $38,851,886)				39,418,249

MORTGAGE-BACKED SECURITIES - 2.2%
GNMA - 2.2%
Government National Mortgage Association (GNMA)	6.500%	8/15/34	238,735	275,226	(c)
Government National Mortgage Association (GNMA) II	1.198%	8/20/58	152,973	155,709	(a)(c)
Government National Mortgage Association (GNMA) II	1.540%	10/20/59-1/20/60	851,072	875,727	(a)(c)
Government National Mortgage Association (GNMA) II	3.140%	10/20/59	36,162	38,405	(a)(c)
Government National Mortgage Association (GNMA) II	1.509%	12/20/59	184,714	189,668	(a)(c)
Government National Mortgage Association (GNMA) II	1.510%	12/20/59	740,161	759,492	(a)(c)
Government National Mortgage Association (GNMA) II	1.333%	7/20/60	169,332	172,493	(a)(c)
Government National Mortgage Association (GNMA) II	1.363%	7/20/60	177,857	181,521	(a)(c)

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,629,123)				2,648,241

MUNICIPAL BONDS - 0.3%
North Carolina - 0.3%
North Carolina State Education Assistance Authority Revenue, Student Loan Backed Notes (Cost - $378,020)	1.166%	10/25/41	400,000	402,608	(a)

SENIOR LOANS - 3.6%
CONSUMER DISCRETIONARY - 1.2%
Media - 1.0%
CSC Holdings Inc., New Term Loan B	2.669%	4/17/20	146,633	143,811	(i)(j)
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	785,449	769,740	(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
Virgin Media Bristol LLC, USD Term Loan B	3.500%	6/7/20	250,000		$246,250	(i)(j)

Total Media					1,159,801

Specialty Retail - 0.2%
Michaels Stores Inc., Term Loan B	3.750%	1/28/20	246,867		242,701	(i)(j)

TOTAL CONSUMER DISCRETIONARY					1,402,502

CONSUMER STAPLES - 0.8%
Food Products - 0.8%
Big Heart Pet Brands, New Term Loan	3.500%	3/8/20	786,353		756,865	(i)(j)
H.J. Heinz Co., Term Loan B2	3.500%	6/5/20	257,172		256,114	(i)(j)

TOTAL CONSUMER STAPLES					1,012,979

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Envision Healthcare Corp., Term Loan	4.000%	5/25/18	238,663		236,500	(i)(j)

INDUSTRIALS - 0.2%
Airlines - 0.2%
American Airlines Inc., Exit Term Loan	3.750%	6/27/19	296,992		294,245	(i)(j)

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
First Data Corp., New 2018 Extended Term Loan	3.667%	3/23/18	301,701		296,044	(i)(j)

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	711,984		703,381	(i)(j)
Windstream Corp., Term Loan B4	3.500%	1/23/20	247,481		245,084	(i)(j)

TOTAL TELECOMMUNICATION SERVICES					948,465

UTILITIES - 0.2%
Electric Utilities - 0.2%
Equipower Resources Holdings LLC, First Lien Term Loan	4.250%	12/21/18	248,096		247,270	(i)(j)

TOTAL SENIOR LOANS (Cost - $4,394,545)					4,438,005

SOVEREIGN BONDS - 3.9%
Brazil - 2.5%
Banco Nacional de Desenvolvimento Economico e Social, Senior Notes	3.375%	9/26/16	420,000		422,478	(b)
Federative Republic of Brazil, Notes	10.000%	1/1/17	7,279,000	BRL	2,615,147

Total Brazil					3,037,625

Mexico - 1.1%
United Mexican States, Bonds	6.500%	6/9/22	15,090,000	MXN	1,074,929
United Mexican States, Medium-Term Notes	6.750%	9/27/34	85,000		111,435
United Mexican States, Senior Notes	5.550%	1/21/45	210,000		244,650

Total Mexico					1,431,014

Russia - 0.3%
Russian Foreign Bond - Eurobond, Senior Bonds	12.750%	6/24/28	254,000		365,840	(e)

TOTAL SOVEREIGN BONDS (Cost - $6,216,396)					4,834,479

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%
U.S. Government Obligations - 0.0%
U.S. Treasury Notes (Cost - $10,036)	2.750%	11/15/23	10,000	$10,528

			SHARES
COMMON STOCKS - 0.1%
INDUSTRIALS - 0.1%
Marine - 0.1%
DeepOcean Group Holding AS (Cost - $72,490)			3,101	75,939	(d)(g)

PREFERRED STOCKS - 1.6%
FINANCIALS - 1.6%
Capital Markets - 1.6%
Northern Trust Corp.	5.850%		28,000	701,400
State Street Corp.	5.900%		49,000	1,267,140	(a)

TOTAL PREFERRED STOCKS (Cost - $1,975,960)				1,968,540

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $133,723,363)				134,875,754

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreements - 1.0%
State Street Bank & Trust Co. repurchase agreement dated 12/31/14; Proceeds at maturity - $1,229,000; (Fully collateralized by U.S. government agency obligations, 2.000% due 1/30/23; Market value - $1,255,403) (Cost - $1,229,000)	0.000%	1/2/15	1,229,000	1,229,000

TOTAL INVESTMENTS - 111.0% (Cost - $134,952,363#)				136,104,754
Liabilities in Excess of Other Assets - (11.0)%				(13,500,309)

TOTAL NET ASSETS - 100.0%				$122,604,445

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(e)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	The coupon payment on these securities is currently in default as of December 31, 2014.

(g)	Illiquid security.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
MXN	— Mexican Peso
PAC	— Planned Amortization Class
STRIPS	— Separate Trading of Registered Interest and Principal Securities

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Rate Strategic Fund Inc. (the “Fund”) was incorporated in Maryland on August 3, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to maintain a high level of current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Collateralized mortgage obligations	—	$44,463,232	$604,193	$45,067,425
Asset-backed securities	—	35,991,357	—	35,991,357
Convertible bonds & notes	—	20,383	—	20,383
Corporate bonds & notes	—	39,418,249	—	39,418,249
Mortgage-backed securities	—	2,648,241	—	2,648,241
Municipal bonds	—	402,608	—	402,608
Senior loans	—	4,438,005	—	4,438,005
Sovereign bonds	—	4,834,479	—	4,834,479
U.S. government & agency obligations	—	10,528	—	10,528
Common stocks:
Industrials	—	—	75,939	75,939
Preferred stocks	$1,968,540	—	—	1,968,540

Total long-term investments	$1,968,540	$132,227,082	$680,132	$134,875,754

Short-term investments†	—	1,229,000	—	1,229,000

Total investments	$1,968,540	$133,456,082	$680,132	$136,104,754

Other financial instruments:
Futures contracts	$2,221	—	—	$2,221
OTC interest rate swaps‡	—	$110,554	—	110,554

Total other financial instruments	$2,221	$110,554	—	$112,775

Total	$1,970,761	$133,566,636	$680,132	$136,217,529

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$66,419	—	—	$66,419
OTC credit default swaps on corporate issues - buy protection‡	—	$11,072	—	11,072
Centrally cleared interest rate swaps	—	74,782	—	74,782

Total	$66,419	$85,854	—	$152,273

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At December 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,219,834
Gross unrealized depreciation	(6,067,443)

Net unrealized appreciation	$1,152,391

At December 31, 2014, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements
Barclays Capital Inc.	0.70%	12/8/14	1/8/15	$2,100,350
Barclays Capital Inc.	0.70%	12/15/14	1/15/15	2,828,862
Deutsche Bank AG	0.40%	12/17/14	3/17/15	10,046,890

				$14,976,102

On December 31, 2014, the total market value of underlying collateral (refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements was $15,930,810.

At December 31, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 2-Year Notes	9	3/15	$1,969,565	$1,967,344	$2,221
U.S. Treasury 5-Year Notes	13	3/15	1,544,348	1,546,086	(1,738)
U.S. Treasury 10-Year Notes	63	3/15	7,923,522	7,988,203	(64,681)

Net unrealized depreciation on open futures contracts					$(64,198)

At December 31, 2014, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Capital Inc.	$2,500,000	9/7/22	1.670% semi-annually	3-Month LIBOR	—	$79,288
Credit Suisse	5,000,000	5/10/22	1.985% semi-annually	3-Month LIBOR	—	31,266

Total	$7,500,000				—	$110,554

CENTRALLY CLEARED INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Credit Suisse	$10,000,000	10/18/18	1.580% semi-annually	3-Month LIBOR	—	$(24,962)
Credit Suisse	10,000,000	8/18/20	1.961% semi-annually	3-Month LIBOR	—	(49,820)

Total	$20,000,000				—	$(74,782)

Notes to Schedule of Investments (unaudited) (continued)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT DECEMBER 31, 2014[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480% due 3/20/2020)	$90,000	3/20/15	0.66%	5.000% quarterly	$(855)	$38	$(893)
Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480% due 3/20/2020)	120,000	3/20/20	3.31%	5.000% quarterly	(9,256)	1,647	(10,903)
Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480%, due 3/20/2020)	20,000	3/20/15	0.66%	5.000% quarterly	(190)	11	(201)
Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480%, due 3/20/2020)	10,000	3/20/20	3.31%	5.000% quarterly	(771)	166	(937)

Total	$240,000				$(11,072)	$1,862	$(12,934)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Variable Rate Strategic Fund Inc.

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2015